8. Share-based payments (Details 6) - Nonemployee Common stock warrants - Service and performance conditions [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Warrants
Nonvested, Beginning | shares	2,240,000
Vested | shares	(240,000)
Nonvested, Ending | shares	2,000,000
Weighted-average Grant Date Fair Value
Nonvested, Beginning | $ / shares	$ 0.99
Vested | $ / shares	0.99
Nonvested, Ending | $ / shares	$ 0.99